UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22819

                               ETFis Series Trust I
(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor
                               New York, NY 10036
(Address of principal executive offices) (Zip code)

ETFis Series Trust I

c/o Corporation Service Company

2711 Centerville Road, Suite 400

                               Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: July 31

Date of reporting period: July 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ETFis Series Trust I

REAVES UTILITIES ETF

Virtus ETFs

ANNUAL REPORT
July 31, 2018

ETFis Series Trust I REAVES UTILITIES ETF ANNUAL REPORT July 31, 2018

Table of Contents

July 31, 2018

Shareholder Letter (unaudited)

July 31, 2018

Dear Reaves Utilities ETF Shareholder:

On behalf of Virtus ETF Advisers LLC (the “Adviser”), I am pleased to present the shareholder report for the ETFis Series Trust I (the “Trust”) for the fiscal period ended July 31, 2018.

The Adviser is part of Virtus Investment Partners, a distinctive partnership of boutique investment managers singularly committed to the long-term success of individual and institutional investors.

The report provides financial statements and portfolio information for the Reaves Utilities ETF (UTES), an actively-managed equity fund that invests in the utility sector. The fund is subadvised by Reaves Asset Management, an independent asset management company that specializes in the utility and energy infrastructure sectors.

Thank you for your investment. If you have questions, please contact your financial adviser, or call 1-888-383-0553. For more information about the fund and the other ETFs we offer, we invite you to visit our website, www.virtusetfs.com.

Sincerely,

William Smalley
President

ETFis Series Trust I

This material must be accompanied or preceded by the prospectus.

Management’s Discussion of Fund Performance (unaudited)

July 31, 2018

Reaves Utilities ETF

Reaves Utilities ETF (the “Fund”) navigated a tough macro environment over the past fiscal year, generating a positive return and beating its benchmark net of fees in the 12-month period ended July 31, 2018. The Fund’s positive performance occurred despite a rise in the 10-year U.S. Treasury interest rate from 2.29% to 2.95% over the year. Improving company fundamentals outweighed the negative effects of rising interest rates and contributed to positive return. The average earnings growth in the past year for companies in the Fund’s portfolio was over 10%, and the dividend growth rate was greater than 7%. Changes in interest rates may affect the trading of utilities companies because investors tend to compare dividend yields with government interest rates, but this perspective may cause investors to overlook companies we believe have strong growth potential in improving regulatory environments. We believe these qualities can lead to attractive total return opportunities for the Fund.

Examples of such companies are Florida-based NextEra Energy, Inc., a renewable energy development business, and its parent company, NextEra Energy Partners, LP. Both stocks declined early in the fiscal year over concerns about rising interest rates and other factors.

The top contributor to the Fund’s outperformance in the past fiscal year, PPL Corp, highlights the value we believe our active management strategy can create. We avoided the stock for most of the past fiscal year because of political and regulatory concerns at its UK subsidiary. As concerns over declining regulatory relationships gave way to panic selling, we decided in early June that the market was discounting such an awful outcome that the stock represented, in our view, a great value and purchase. Since inclusion in the Fund and though the end of the fiscal year, PPL Corp contributed an 8.4% total return for the Fund while the stock declined nearly 21% over the full fiscal year. We believe having flexibility as an active manager to invest in various situations can continue to provide opportunity to the Fund.

Performance as of 7/31/2018

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	S&P 500® Utilities Index(1)
1 Year	3.05%	3.01%	2.83%
Since Inception(2)	13.92%	13.90%	12.20%

(1)	The S&P 500® Utilities Index is a free-float market capitalization-weighted index comprised of companies included in the S&P 500® utilities sector. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
(2)	September 23, 2015.

Management’s Discussion of Fund Performance (unaudited) (continued)

July 31, 2018

Performance data quoted represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. For the most current month-end performance data please visit www.virtusetfs.com or call toll free (800) 243-4361. Market price returns are based on the mid-point of the highest bid and lowest offer for Fund shares as of the scheduled close of regular trading on the New York Stock Exchange Arca (“NYSE”), ordinarily 4:00 p.m. Eastern time, on each day during which the NYSE is open for trading, and do not represent the returns an investor would receive if shares were traded at other times.

Exchange Traded Funds: The value of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track. The costs of owning the ETF may exceed the cost of investing directly in the underlying securities.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer- specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Market Price/NAV: Shares of ETFs often trade at a discount to their net asset value, which may increase investors’ risk of loss. At the time of sale, an investor’s shares may have a market price that is above or below the Fund’s NAV.

Utility Sector Concentration: The Fund’s investments are concentrated in the securities of issuers engaged primarily in utilities-related industries (i.e., Utility Sector Companies). This may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting utilities and Utility Sector Companies. A downturn in utilities related industries would have a larger impact on the Fund than on an investment company that does not concentrate solely in utilities related industries. As concentration in the securities of Utility Sector Companies increases, so does the potential for fluctuation in the NAV of the Fund’s Shares.

Non-Diversified: The Fund is non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent that each security represents a larger portion of the Fund’s assets.

No Guarantee: There is no guarantee that the Fund will meet its objective.

Prospectus: For additional information on risks, please see the Fund’s prospectus. The Fund may not be suitable for all investors.

Value of a $10,000 Investment Since Inception at Net Asset Value

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund, assuming reinvestment of distributions. Past performance does not guarantee future results.

Shareholder Expense Examples (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including advisory fees and other fund expenses, if any. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (February 1, 2018 to July 31, 2018).

Actual expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/01/18	Ending Account Value 7/31/18	Annualized Expense Ratios for the period	Expenses Paid During Period(2)
Reaves Utilities ETF
Actual	$1,000.00	$1,064.20	0.95%	$4.86
Hypothetical(1)	$1,000.00	$1,020.08	0.95%	$4.76

(1)	Assuming 5% return before expenses.
(2)	Expenses are calculated using the Fund’s annualized ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

Schedule of Investments — Reaves Utilities ETF

July 31, 2018

Security Description	Shares	Value
Common Stocks — 96.0%
Real Estate — 4.2%
InfraREIT, Inc.	26,779	$561,020
Utilities — 91.8%
American Water Works Co., Inc.	7,853	693,027
Atmos Energy Corp.	3,928	360,865
CMS Energy Corp.	12,807	619,090
Dominion Energy, Inc.	8,811	631,837
DTE Energy Co.	7,708	836,626
Edison International	2,000	133,260
Eversource Energy	9,921	602,403
Exelon Corp.	6,400	272,000
NextEra Energy Partners LP	13,149	618,924
NextEra Energy, Inc.	12,338	2,067,109
NiSource, Inc.	27,295	714,583
NRG Energy, Inc.	5,650	178,936
NRG Yield, Inc. Class C	4,499	83,681
Pinnacle West Capital Corp.	4,896	393,785
PPL Corp.	13,000	374,010
Public Service Enterprise Group, Inc.	11,489	592,373
Sempra Energy	9,559	1,104,925
South Jersey Industries, Inc.	13,889	471,254
Southwest Gas Holdings, Inc.	4,680	365,976
Vectren Corp.	1,956	139,795
WEC Energy Group, Inc.	9,591	636,555
Xcel Energy, Inc.	9,047	423,942
Total Utilities		12,314,956
TOTAL INVESTMENTS — 96.0%
(Cost $10,975,446)		12,875,976
Other Assets in Excess of Liabilities — 4.0%		539,354
Net Assets — 100.0%		$13,415,330

Portfolio Composition

July 31, 2018

Asset Allocation as of 07/31/2018 (based on net assets)

Utilities	91.8%
Real Estate	4.2%
Other Assets in Excess of Liabilities	4.0%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$12,875,976	$—	$—	$12,875,976
Total	$12,875,976	$—	$—	$12,875,976

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting year. There were no significant transfers between levels during the year ended July 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the reporting period. There were no Level 3 securities as of July 31, 2018.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

July 31, 2018

Reaves Utilities ETF
Assets:
Investments, at cost	$10,975,446
Investments, at value	12,875,976
Cash and cash equivalents	528,217
Receivables:
Dividends and interest receivable	21,585
Prepaid expenses	57
Total Assets	13,425,835
Liabilities:
Payables:
Sub-advisory fees	10,505
Total Liabilities	10,505
Net Assets	$13,415,330
Net Assets Consist of:
Paid-in capital	$11,668,573
Undistributed net investment income	2,289
Undistributed net realized gain on investments	(156,062)
Net unrealized appreciation on investments	1,900,530
Net Assets	$13,415,330
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	400,004
Net asset value per share	$33.54

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Year Ended July 31, 2018

Reaves Utilities ETF
Investment Income:
Dividend income	$404,720
Interest income	845
Total Investment Income	$405,565
Expenses:
Sub-advisory fees	129,548
Total Expenses	129,548
Net Investment Income	276,017
Net Realized Gain (Loss) on:
Investments	(152,412)
In-kind transactions	381,593
Total Net Realized Gain	229,181
Change in Net Unrealized Depreciation on:
Investments	(79,036)
Total Change in Net Unrealized Depreciation	(79,036)
Net Realized and Change in Unrealized Gain	150,145
Net Increase in Net Assets Resulting from Operations	$426,162

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Reaves Utilities ETF
	For the Year Ended July 31, 2018	For the Year Ended July 31, 2017
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$276,017	$311,822
Net realized gain on investments	229,181	315,077
Net change in unrealized appreciation (depreciation) on investments	(79,036)	449,832
Net increase in net assets resulting from operations	426,162	1,076,731
Distributions to Shareholders from:
Net investment income	(297,175)	(314,058)
Net realized gains	(81,673)	(198,411)
Total distributions	(378,848)	(512,469)
Shareholder Transactions:
Proceeds from shares sold	—	3,064,794
Cost of shares redeemed	(1,699,981)	(1,479,437)
Net increase (decrease) in net assets resulting from shareholder transactions	(1,699,981)	1,585,357
Increase (decrease) in net assets	(1,652,667)	2,149,619
Net Assets:
Beginning of year	15,067,997	12,918,378
End of year	$13,415,330	$15,067,997
Undistributed net investment income	$2,289	$23,453
Changes in Shares Outstanding:
Shares outstanding, beginning of year	450,004	400,004
Shares sold	—	100,000
Shares redeemed	(50,000)	(50,000)
Shares outstanding, end of year	400,004	450,004

The accompanying notes are an integral part of these financial statements.

Financial Highlights

	Reaves Utilities ETF
	For the Year Ended July 31, 2018	For the Year Ended July 31, 2017		For the Period September 23, 2015(1) Through July 31, 2016

Per Share Data for a Share Outstanding Throughout each period presented:
Net asset value, beginning of period	$33.48	$32.30		$25.00
Investment operations:
Net investment income(2)	0.66	0.69		0.47
Net realized and unrealized gain	0.32	1.63		7.19
Total from investment operations	0.98	2.32		7.66

Less distributions from:
Net investment income	(0.72)	(0.70)		(0.36)
Net realized gains	(0.20)	(0.44)		—
Total distributions	(0.92)	(1.14)		(0.36)
Net Asset Value, End of period	$33.54	$33.48		$32.30
Net Asset Value Total Return(3)	3.05%	7.59%		30.85%
Net assets, end of period (000’s omitted)	$13,415	$15,068		$12,918

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.95%	0.95	%(5)	0.95	%(4,5)
Net investment income	2.02%	2.23%		1.89	%(4)
Portfolio turnover rate(6)	29%	33%		46	%(7)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	The ratio of expenses to average net assets include tax expense fees of less than 0.01%.
(6)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

July 31, 2018

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Reaves Utilities ETF (the “Fund”), a separate investment portfolio of the Trust, is presented herein. The offering of shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The Fund commenced operations on September 23, 2015.

The Fund is a “non-diversified” Fund, as defined under the 1940 Act.

The Fund’s investment objective is to seek to provide total return through a combination of capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Security Valuation

Equity securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”) or NASDAQ, at the NYSE or NASDAQ Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Investments in other open-end investment companies are valued based on their net asset value each business day and are typically categorized as Level 1 in the fair value hierarchy described below.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Notes to Financial Statements (continued)

July 31, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2018, is disclosed at the end of the Fund’s Schedule of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis.

The Fund pays all of its expenses not assumed by W. H. Reaves & Co., Inc. doing business as Reaves Asset Management (the “Sub-Adviser”). General Trust expenses that are allocated among and charged to the assets of the Fund and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Fund and other series of the Trust or the nature of the services performed and relative applicability to the Fund and other series of the Trust.

Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

Cash

Cash includes interest bearing non-restricted cash with one or more financial institutions.

3. INVESTMENT MANAGEMENT, RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Virtus ETF Advisers LLC (the “Adviser”), a wholly-owned subsidiary of ETFis Holdings LLC, on behalf of the Fund. ETFis Holdings LLC is majority-owned by Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio. For its services to the Fund, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.075% of the Fund’s average daily net assets, subject to a minimum annual fee of $25,000. The Sub-Adviser pays the Adviser’s fee out of the Sub-Adviser’s fee, pursuant to the Sub-Adviser’s unified fee arrangement with the Fund, as described below.

The Advisory Agreement may be terminated by the Trust on behalf of the Fund with the approval of the Fund’s Board or by a vote of the majority of the Fund’s shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Sub-Advisory Agreement

The Sub-Adviser provides investment advice and management services to the Fund. Pursuant to an investment sub-advisory agreement among the Trust, the Sub-Adviser and the Adviser, the Sub-Adviser is entitled to receive a fee from the Fund, payable monthly, at an annual rate of 0.95% of the Fund’s average daily net assets. The Sub-Adviser has agreed to pay all expenses of the Fund, except the Sub-Adviser’s fee, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation and arbitration expenses, fees for professional services stemming from litigation or arbitration, payments under any 12b-1 plan adopted by the Fund, and other extraordinary expenses of the Fund.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, ETF Distributors LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Fund. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is a wholly-owned subsidiary of Virtus.

Notes to Financial Statements (continued)

July 31, 2018

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Fund’s operational administrator. The Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service providers’ communications with the Fund and each other and assistance with Trust, Board and contractual matters related to the Fund and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is a wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Fund’s accounting services administrator. BNY Mellon also serves as the custodian for the Fund’s assets, and serves as transfer agent and dividend paying agent for the Fund.

Affiliated Shareholders

At July 31, 2018, the Sub-Adviser held 11,402 shares of the Fund, which represent 2.9% of shares outstanding. These shares may be sold at any time.

4. CREATION AND REDEMPTION TRANSACTIONS

The Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” The Fund’s Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Fund. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

The Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required. Accounting for Uncertainty in Income Taxes as issued by the Financial Accounting Standards Board provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Fund is required to analyze all open tax years (2015, 2016 and 2017), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of July 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the year ended July 31, 2018, the Fund had no accrued penalties or interest.

The adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$10,975,446	$1,985,747	$(85,217)	$1,900,530

Notes to Financial Statements (continued)

July 31, 2018

At July 31, 2018, the components of accumulated earnings/loss on a tax-basis were as follows:

Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Loss)
$2,289	$(156,062)	$1,900,530	$1,746,757

Capital losses incurred after October 31 (“Post-October Losses”) and ordinary losses incurred after December 31 ("Late Year Ordinary Losses”) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. During the fiscal year ended July 31, 2018, the Fund did not incur and or elect to defer Post-October losses and Late Year Ordinary Losses.

The tax character of distributions paid during the years ended July 31, 2018 and July 31, 2017 were as follows:

2018		2017
Distributions Paid From Ordinary Income	Distributions Paid From Long-Term Capital Gains	Distributions Paid From Ordinary Income	Distributions Paid From Long-Term Capital Gains
$297,181	$81,667	$512,469	$ —

At July 31, 2018, for Federal income tax purposes, the Fund has capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders:

Short-Term No Expiration	Long-Term No Expiration	Total
$147,583	$8,479	$156,062

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. Reclassifications are primarily due to tax treatment of redemptions in kind. At July 31, 2018, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss) On Investments	Paid-in- Capital
$(6)	$(384,631)	$384,637

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the year ended July 31, 2018 were as follows:

Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
$3,882,281	$4,339,122	$—	$1,613,317

7. INVESTMENT RISKS

As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus and statement of additional information contain this and other important information.

8. ASSET CONCENTRATION RISK

The Fund may invest a high percentage of its assets in the securities of issuers engaged primarily in utilities-related industries. Fluctuations in these industries of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such industries.

Notes to Financial Statements (continued)

July 31, 2018

9. 10% SHAREHOLDERS

As of July 31, 2018, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

% of Shares Outstanding	Number of Accounts
73%	4

10. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no material events that would require disclosure.

Report of Independent Registered Public Accounting Firm

July 31, 2018

To the Board of Trustees of ETFis Series Trust I and Shareholders of Reaves Utilities ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Reaves Utilities ETF (one of the funds constituting ETFis Series Trust I, hereafter referred to as the “Fund”) as of July 31, 2018, the related statement of operations for the year ended July 31, 2018, the statement of changes in net assets for the year ended July 31, 2018, including the related notes, and the financial highlights for the year ended July 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for the year ended July 31, 2018 and the financial highlights for the year ended July 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion. The financial statements of the Fund as of and for the year ended July 31, 2017 and the financial highlights for each of the periods ended on or prior to July 31, 2017 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated September 29, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

/s/ PricewaterhouseCoopers LLP
Philadelphia, PA
September 20, 2018

We have served as the auditor of one or more investment companies in Virtus ETF Solutions since 2017.

Approval of Advisory Agreements & Board Considerations (unaudited)

February 8, 2018 Annual Consideration of Advisory and Sub-Advisory Agreements for Reaves Utilities ETF (the “Fund”)

On February 8, 2018, at an in-person meeting (the “Meeting”) at which all of the Trustees were present, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), the Board of Trustees (the “Board”) of ETFis Series Trust I (the “Trust”), including the Independent Trustees voting separately, reviewed and unanimously approved for the Fund the continuance of an investment advisory agreement between Virtus ETF Advisers LLC (the “Adviser”) and the Trust (the “Advisory Agreement”) and an investment sub-advisory agreement among W. H. Reaves & Co., Inc. d/b/a/ Reaves Asset Management (the “Sub-Adviser”), the Adviser and the Trust (the “Sub-Advisory Agreement”).

At the Meeting, the Board received and reviewed information provided by the Adviser and the Sub-Adviser in response to requests of the Board and its counsel, including a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV, and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from the Sub-Adviser that included a description of the Sub-Adviser’s business, a copy of the Sub-Adviser’s Form ADV and certain other information about the Sub-Adviser to be considered in connection with the Trustees’ review process (the “Sub-Adviser Memorandum”). The Board also met in person with representatives of the Adviser to discuss the Fund.

Advisory Agreement

In deciding on whether to approve the continuance of the Advisory Agreement with the Adviser on behalf of the Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Adviser. The Board considered the responsibilities the Adviser has under the Advisory Agreement, and the services provided by the Adviser to the Fund, including, without limitation, the management, oversight, and administrative services that the Adviser and its employees provide to the Fund, the Adviser’s coordination of services for the Fund by the Trust’s service providers, and its compliance procedures and practices, particularly with respect to the Trust’s exemptive order permitting the operation of the Fund as an exchange-traded fund. The Board noted that many of the Trust’s executive officers are employees of the Adviser, and serve the Trust without additional compensation from the Fund. The Board also considered the information in the Adviser Memorandum, including descriptions of the Adviser’s investment advisory services and its related non-advisory business. The Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Fund.

The investment management capabilities and experience of the Adviser. The Board evaluated the management experience of the Adviser, in light of the services it has provided to the Fund. In particular, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing the Fund and coordinating their operation and administration. The Board determined that the Adviser possessed adequate capabilities and experience for the management of the Fund.

The costs of the services provided and profits to be realized by the Adviser from its relationship with the Fund. The Board examined and evaluated the arrangements between the Adviser and the Fund under the Advisory Agreement. The Board considered the fact that the Fund utilizes a “unified fee” structure in which a Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Sub-Adviser’s management fee.

The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name and the interests of the Adviser in providing management and oversight services to the Fund. In addition, at the Meeting, the Board compared the management fee and total expense ratio of the Fund to the expense ratios of other funds considered by the Adviser to have similar investment objectives and strategies to the Fund and comparable assets under management (“AUM”). Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser (pursuant to the Sub-Advisory Agreement) are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered the AUM and operational history of the Fund, together with the fees paid to the Adviser (including any capped fees). The Board considered that the Fund is subject to a unified fee. The Board considered that the Fund has experienced benefits from the unified fee arrangement, and would continue to do so even after the Fund’s assets grow to a level where the Sub-Adviser is no longer required to reimburse the Fund’s ordinary operating expenses in excess of the amount received by the Sub-Adviser under the unified fee. Accordingly, the Board concluded that the Fund’s fee arrangement with the Adviser and Sub-Adviser would provide benefits through the unified fee structure, and that, at the Fund’s current and projected asset levels, the Fund’s arrangement with the Adviser would be appropriate.

Other benefits derived by the Adviser from its relationship with the Fund. The Board considered material “fall-out” or ancillary benefits that accrue to the Adviser as a result of its relationship with the Fund (other than the advisory fee). The Board noted that ETF Distributors

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

LLC (the “Distributor”), an affiliate of the Adviser, serves as principal underwriter for the Fund, and that Virtus ETF Solutions LLC (the “Administrator”), also an affiliate of the Adviser, serves as the operational administrator for the Fund. The Board noted that the Adviser is responsible for the payment of any fees to the Distributor and the Administrator. The Board considered that the association of the Distributor and the Administrator with the Fund could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the continuance of the Advisory Agreement.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the Advisory Agreement was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Advisory Agreement on behalf of the Fund.

Sub-Advisory Agreement

In deciding on whether to approve the continuance of the Sub-Advisory Agreement with the Sub-Adviser on behalf of the Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Sub-Adviser. The Board considered the responsibilities the Sub-Adviser has under the Sub-Advisory Agreement and the services provided by the Sub-Adviser including, without limitation, its investment advisory services and compliance procedures and practices. After reviewing the foregoing information and further information in the materials, including the Sub-Adviser Memorandum (which included descriptions of the Sub-Adviser’s business and the Sub-Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Sub-Adviser are satisfactory and adequate for the Fund.

The investment management capabilities and experience of the Sub-Adviser. The Board evaluated the investment management experience of the Sub-Adviser and experience of the Sub-Adviser in carrying out the day-to-day management of the Fund’s portfolio. In particular, the Board received information from the Sub-Adviser regarding the performance of its portfolio managers in implementing the investment strategies for the Fund. The Board discussed the investment objective and strategies for the Fund and the Sub-Adviser’s performance in implementing the strategies. After consideration of these factors, the Board determined that the Sub-Adviser continued to be an appropriate sub-adviser to the Fund.

The costs of the services provided and profits to be realized by the Sub-Adviser from its relationship with the Fund. The Board examined and evaluated the arrangements between the Sub-Adviser and the Adviser under the Sub-Advisory Agreement. The Board considered the fact that the Fund utilizes a “unified fee” structure in which the Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Sub-Adviser’s management fee. The Board noted that, under such an arrangement, the Sub-Adviser would likely supplement a portion of the cost of operating the Fund for some period of time and considered the benefits that would accrue to the Fund.

The Board considered the Sub-Adviser’s staffing, personnel, and methods of operating; the Sub-Adviser’s compliance policies and procedures; the financial condition of the Sub-Adviser and the level of commitment to the Fund by the Sub-Adviser; the current and projected asset levels of the Fund; the Sub-Adviser’s payment of startup costs for the Fund; and the overall projected expenses of the Fund. The Board also considered potential benefits to the Sub-Adviser in sub-advising the Fund, including promotion of the Sub-Adviser’s name.

The Board compared the fees and expenses of the Fund (including the sub-advisory fee) to other funds considered by the Adviser to have investment objectives and strategies similar to the Fund and comparable AUM. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Sub-Adviser by the Fund are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Fund grows and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered the AUM and operational history of the Fund, together with the fees paid to the Sub-Adviser (including any capped fees). The Board considered that the Fund is subject to a unified fee. The Board considered that the Fund has experienced benefits from the unified fee arrangement, particularly where the Sub-Adviser is paying Fund expenses in excess of the unified fee. The Board considered that the Fund would continue to experience such benefits even after each Fund’s assets grow to a level where the Sub-Adviser is no longer required to reimburse the Fund’s ordinary operating expenses in excess

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

of the amount received by the Sub-Adviser under the unified fee. Accordingly, the Board concluded that, in light of the current AUM for the Fund, it was not necessary to consider economies of scale at this time.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangement, as outlined in the Sub-Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Sub-Advisory Agreement with the Sub-Adviser on behalf of the Fund.

Trustees and Officers of the Trust (unaudited)

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees of the Trust, their addresses, positions with the Trust, years of birth, length of time served, principal occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and other directorships, if any, held by the Trustees are set forth below. The SAI includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling the Adviser (toll-free) at (888)-383-4184.

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
James Simpson Year of Birth: 1970	Trustee	Since Inception	President, ETP Resources, LLC (since 2009) (a financial services consulting company)	14	Trustee (since 2018), Asset Management Fund (5 portfolios); Trustee (since 2015), Virtus ETF Trust II (3 portfolios)
Robert S. Tull Year of Birth: 1952	Trustee	Since Inception	Independent Consultant (since 2013); Chief Operating Officer, Factor Advisors, LLC (2010-2013)	14	Trustee (since 2015), Virtus ETF Trust II (3 portfolios)
Stephen O’Grady Year of Birth: 1946	Trustee	Since 2014	Lead Market Maker, GFI Group (2011-2012); Partner, Kellogg Capital Markets (2004-2011)	14	Trustee (since 2015), Virtus ETF Trust II (3 portfolios); Trustee (2013-2015), Greenhaven LLC; Trustee (since 2014), Acacia Group LLC; Trustee (since 2014), ETFS Trust (5 portfolios)
Myles J. Edwards Year of Birth: 1961	Trustee	Since 2016	Chief Executive Officer (since 2018), Final Compliance; Chief Compliance Officer (since 2018), Knight Vinke; General Counsel, CCO and COO, Shufro, Rose & Co., LLC (2014-2018); General Counsel and CCO, Constellation Wealth Advisers, LLC (2011-2014).	14	Trustee (since 2015), Virtus ETF Trust II (3 portfolios)
INTERESTED TRUSTEE**
William J. Smalley Year of Birth: 1983	Trustee, President and Chief Executive Officer	Since Inception	President, Virtus ETF Solutions LLC (since 2012); Managing Principal, ETF Distributors LLC (since 2012); Managing Director, Virtus ETF Advisers LLC (since 2012); President and Chief Executive Officer, Virtus ETF Trust II (since 2015); Vice President, Factor Advisors, LLC (2010-2012)	11	None

Trustees and Officers of the Trust (unaudited) (continued)

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
OTHER EXECUTIVE OFFICERS
Kevin J. Carr Year of Birth: 1954	Secretary	Since 2015
Vice President and Senior Counsel (2017 to present); Senior Vice President (2009 to 2017), Vice President, Counsel and Secretary (2008 to 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2005) with Virtus affiliates; Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Family; Senior Vice President (2013 to 2014), Vice President (2012 to 2013), Secretary and Chief Legal Officer (2005 to 2013), and Assistant Secretary (2013 to 2014 and since 2017), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Senior Vice President (2013 to 2014), Vice President (2011 to 2013), and Assistant Secretary (since 2011), Virtus Global Multi-Sector Income Fund; Assistant Secretary (since 2015), Duff & Phelps Select Energy MLP Fund Inc.; Senior Vice President (since 2017), Assistant Secretary (since 2013), Virtus Alternative Solutions Trust; and Secretary (since 2015), Virtus ETF Trust II.
				N/A	N/A
Brinton W. Frith Year of Birth: 1969	Treasurer and Chief Financial Officer	Since Inception
President, Virtus ETF Advisers LLC (since 2013); Managing Director, Virtus ETF Solutions LLC (since 2013); Treasurer and Chief Financial Officer (since 2015), Virtus ETF Trust II; President, Javelin Investment Management, LLC (2008-2013)
				N/A	N/A
Nancy J. Engberg Year of Birth: 1956	Chief Compliance Officer	Since 2015
Senior Vice President (since 2017); Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Mutual Fund Family; Senior Vice President (since 2017), Vice President (2010 to 2017) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2017) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2017) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Senior Vice President (since 2017), Vice President (2014 to 2017) and Chief Compliance Officer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Chief Compliance Officer (since 2015), Virtus ETF Trust II.
				N/A	N/A

The address for each Trustee and officer is 1540 Broadway, 16th Floor, New York, NY 10036. Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.

*	As of July 31, 2018, the Fund Complex consisted of the Trust, which consisted of eleven portfolios — InfraCap REIT Preferred ETF, iSectors® Post-MPT Growth ETF, Reaves Utilities ETF, Virtus Cumberland Municipal Bond ETF, Virtus Glovista Emerging Markets ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Newfleet Multi-Sector Bond ETF, Virtus WMC Global Factor Opportunities ETF and InfraCap MLP ETF, and Virtus ETF Trust II, which consisted of three portfolios —Virtus Newfleet Dynamic Credit ETF, Virtus Enhanced U.S. Equity ETF and Virtus Enhanced Short U.S. Equity ETF.
**	William J. Smalley is an “interested person” as defined in the Investment Company Act of 1940, because he is an employee of the Adviser.

Supplemental Information (unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (the “SEC”) on Form N-Q (or any successor Form). The Fund’s Form N-Q (or any successor Form) is available without charge, upon request, by calling toll-free at (888) 383-4184. Furthermore, you may obtain the Form N-Q (or any successor Form) on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted daily on the Fund’s website at www.virtusetfs.com.

The Funds’ premium/discount information for the most recently completed calendar year and the most recently completed calendar quarters since that year is available by visiting www.virtusetfs.com or by calling (888) 383-4184.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (888) 383-4184, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.virtusetfs.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-4184 or by accessing the SEC’s website at www.sec.gov.

TAX INFORMATION

For the fiscal year ended July 31, 2018, the Fund makes the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Fund which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in yearend tax statements.

QDI	DRD
100%	100%

c/o ETF Distributors LLC
1540 Broadway, Suite 1610
New York, NY 10036

8572(09/18)

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR. Pursuant to Item 13(a)(1), a copy of registrant’s amended code of ethics has been filed with the Commission. During the period covered by this report, the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. At this time, the registrant's board of trustees believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $14,500 and $11,000 respectively, for the registrant’s fiscal years ended July 31, 2018 and July 31, 2017.

Audit-Related Fees

(b)	No fees were billed in the registrant’s fiscal years ended July 31, 2017 and July 31, 2018 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

Tax Fees

(c)	The aggregate fees billed for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, and tax planning were $2,000 and $5,300 respectively, for the registrant’s fiscal years ended July 31, 2017 and July 31, 2018.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

(d)	All Other Fees.

None.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) During the fiscal years ended July 31, 2017 and July 31, 2018, aggregate non-audit fees of $2,000 and $0, respectively, were billed by the registrant’s accountant for services rendered to the registrant. No non-audit fees were billed in either of the registrant’s fiscal years ended July 31, 2017 and July 31, 2018 by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	Not applicable.

Item 5. Audit Committee of Listed registrants.

The registrant has a separately designated audit committee consisting of all the independent trustees of the registrant. The members of the audit committee are: Stephen G. O’Grady, James Simpson, Robert S. Tull and Myles Edwards.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

None.

Item 11.	Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is incorporated by reference to registrant’s Form N-CSR, filed January 8, 2018.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETFis Series Trust I

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(principal executive officer)

Date	10/3/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(principal executive officer)

Date	10/3/2018

By (Signature and Title)*	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer
(principal financial officer)

Date	10/3/2018

* Print the name and title of each signing officer under his or her signature.